Subsidiaries - Summarized Financial Information of Subsidiary with Material Non-controlling Interests: Xiamen Airlines Company Limited (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of subsidiaries [line items]
Current assets	¥ 24,072	¥ 17,884	[1]
Non-current assets	222,877	200,834	[1]
Current liabilities	(83,687)	(69,577)	[1]
Non-current liabilities	(84,793)	(86,598)	[1]
Net assets	78,469	62,543	[1]
Carrying amount of non-controlling interests	13,212	12,607	[1]
Revenue	143,623	127,806		¥ 114,981
Profit for the year	3,364	6,898	[1]	5,898	[1]
Total comprehensive income	3,619	7,011	[1]	6,174	[1]
Profit allocated to non-controlling interests	469	937	[1]	854	[1]
Net cash generated from operating activities	15,388	17,732		23,764
Net cash generated from investing activities	(20,517)	(8,236)		(15,750)
Net cash used in financing activities	¥ 5,220	¥ (6,796)		¥ (8,459)
Xiamen Airlines Company Limited [member]
Disclosure of subsidiaries [line items]
Non-controlling interests percentage	45.00%	45.00%
Current assets	¥ 4,029	¥ 2,422
Non-current assets	43,234	39,689
Current liabilities	(14,397)	(9,963)
Non-current liabilities	(13,678)	(14,086)
Net assets	19,188	18,062
Carrying amount of non-controlling interests	9,035	8,547
Revenue	30,225	26,114
Profit for the year	915	1,477
Total comprehensive income	1,111	1,578
Profit allocated to non-controlling interests	393	651
Dividend paid to non-controlling interests	68	73
Net cash generated from operating activities	3,559	3,696
Net cash generated from investing activities	889	3,671
Net cash used in financing activities	¥ (4,363)	¥ (7,613)

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).